Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As discussed in the Compensation Discussion and Analysis appearing earlier, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEO’s realized compensation to the achievement of the company’s financial and strategic objectives, and to align our executive pay with changes in the value of our stockholders’ investments. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2025, 2024, 2023, 2022, and 2021.

Year	Summary Compensation Table Total for First CEO(1) $	Summary Compensation Table Total for Second CEO(2) $	Compensation Actually Paid to First CEO(3) $	Compensation Actually Paid to Second CEO(3) $	Average Summary Compensation Table Total for Non-CEO NEOs(4) $	Average Compensation Actually Paid to Non-CEO NEOs(4) $	Value of Initial Fixed $100 Investment Based on:		Net Income $ (in millions)	Return on Average Assets(6)
							TSR(5)	Peer Group TSR(5)
2025	3,521,400	—	4,188,694	—	1,624,237	1,779,422	$140.64	$160.37	291	1.19%
2024	3,501,092	—	3,872,306	—	2,579,823	2,682,870	$127.61	$145.82	116	0.57%
2023	2,074,191	—	1,600,542	—	1,091,424	915,642	$115.25	$123.35	128	0.92%
2022	2,049,292	—	1,934,504	—	1,218,560	1,039,519	$129.19	$122.74	176	1.29%
2021	—	2,625,561	—	4,387,807	1,420,405	1,889,746	$140.47	$139.21	168	1.26%

Company Selected Measure Name		Return on Average Assets
Named Executive Officers, Footnote

(1)	For fiscal years 2022, 2023, 2024, and 2025, this column presents the Summary Compensation Table total for President and Chief Executive Officer Anthony J. Labozzetta, following Mr. Labozzetta’s appointment as President and Chief Executive Officer effective January 1, 2022.

(2)	For fiscal year 2021, this column presents the Summary Compensation Table total for President and Chief Executive Officer, Christopher Martin.

(4)	The Non-CEO NEOs in the 2025 reporting year are Thomas M. Lyons, George Lista, Thomas Shara, and Ravi Vakacherla. The Non-CEO NEOs in the 2024 reporting year are Thomas M. Lyons, John Kuntz, Valerie O. Murray, Thomas Shara, and Ravi Vakacherla. The Non-CEO NEOs in the 2023 reporting year are Thomas M. Lyons, John Kuntz, Valerie O. Murray, and George Lista. The Non-CEO NEOs in the 2022 reporting year are Christopher Martin, Thomas M. Lyons, John Kuntz, and Valerie O. Murray. The Non-CEO NEOs in the 2021 reporting year are Anthony J. Labozzetta, Thomas M. Lyons, John Kuntz, and Valerie O. Murray. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid.

Peer Group Issuers, Footnote

(5)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P U.S. SmallCap Banks Index, which is the same peer group used by the company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the company’s Annual Report on Form 10-K for the year ended December 31, 2025.

Adjustment To PEO Compensation, Footnote

	Anthony J. Labozzetta (PEO)			Christopher Martin (PEO)
	2025	2024	2023	2022	2021
Total Compensation as reported in Summary Compensation Table	$3,521,400	$3,501,092	$2,074,191	$2,049,292	$2,625,561
Pension values reported in Summary Compensation Table	—	—	—	—	—
Fair value of equity awards granted during fiscal year	(1,200,000)	(1,425,000)	(825,000)	(650,000)	(797,000)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—
Fair value of equity compensation granted in current year-value at end of year-end	1,361,604	1,871,986	403,635	601,057	1,423,024
Fair value of equity compensation granted in current year-value at vesting date	—	—	—	—	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(117,705)	(239,576)	952	(740)	183,642
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	623,395	163,804	(53,235)	(65,105)	952,580
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Compensation Actually Paid to CEO	$4,188,694	$3,872,306	$1,600,542	$1,934,504	$4,387,807

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,624,237	$ 2,579,823	$ 1,091,424	$ 1,218,560	$ 1,420,405
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 1,779,422	2,682,870	915,642	1,039,519	1,889,746
Adjustment to Non-PEO NEO Compensation Footnote

	Non-CEO NEO Averages
	2025	2024	2023	2022	2021
Total Compensation as reported in Summary Compensation Table	$1,624,237	$2,579,823	$1,091,424	$1,218,560	$1,420,405
Pension values reported in Summary Compensation Table	—	—	(1,272)	—	—
Fair value of equity awards granted during fiscal year	(393,835)	(365,638)	(280,125)	(428,000)	(389,273)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—
Fair value of equity compensation granted in current year-value at end of year-end	446,875	445,605	136,981	360,948	645,211
Fair value of equity compensation granted in current year-value at vesting date	—	8,564	—	—	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(34,054)	(65,694)	(5,544)	(7,766)	26,818
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	136,200	90,524	(25,823)	(104,223)	186,585
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(10,314)	—	—	—
Average Compensation Actually Paid to Non-CEO NEOs	$1,779,422	$2,682,870	$915,642	$1,039,519	$1,889,746

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	The three items listed below represent the most important metrics we used to determine CAP for fiscal year 2025:
1.	Return on Average Assets

2.	Return on Average Tangible Equity

3.	Earnings Per Share

Total Shareholder Return Amount	[2]	$ 140.64	127.61	115.25	129.19	140.47
Peer Group Total Shareholder Return Amount	[2]	160.37	145.82	123.35	122.74	139.21
Net Income (Loss) Attributable to Parent		$ 291,000,000	$ 116,000,000	$ 128,000,000	$ 176,000,000	$ 168,000,000
Company Selected Measure Amount	[3]	0.0119	0.0057	0.0092	0.0129	0.0126
PEO Name		Anthony J. Labozzetta	Anthony J. Labozzetta	Anthony J. Labozzetta	Anthony J. Labozzetta	Christopher Martin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on Average Assets
Non-GAAP Measure Description

(6)	Return on average assets is Provident’s selected measure. Values shown reflect ROAA as calculated for purposes of our executive compensation program for the applicable reporting year and may exclude unanticipated and non-recurring items of revenue or expense as determined by the Compensation Committee.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Return on Average Tangible Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Earnings Per Share
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ (1,272)	$ 0	$ 0
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(393,835)	(365,638)	(280,125)	(428,000)	(389,273)
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	0
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		446,875	445,605	136,981	360,948	645,211
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	8,564	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(34,054)	(65,694)	(5,544)	(7,766)	26,818
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		136,200	90,524	(25,823)	(104,223)	186,585
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	0
Non-PEO NEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(10,314)	0	0	0
Anthony Labozzetta
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[4]	3,521,400	3,501,092	2,074,191	2,049,292	0
PEO Actually Paid Compensation Amount	[5]	4,188,694	3,872,306	1,600,542	1,934,504	0
Anthony Labozzetta | PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Anthony Labozzetta | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,200,000)	(1,425,000)	(825,000)	(650,000)
Anthony Labozzetta | PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Anthony Labozzetta | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,361,604	1,871,986	403,635	601,057
Anthony Labozzetta | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Anthony Labozzetta | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(117,705)	(239,576)	952	(740)
Anthony Labozzetta | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		623,395	163,804	(53,235)	(65,105)
Anthony Labozzetta | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Anthony Labozzetta | PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Christopher Martin
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	0	0	0	0	2,625,561
PEO Actually Paid Compensation Amount	[5]	$ 0	$ 0	$ 0	$ 0	4,387,807
Christopher Martin | PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Christopher Martin | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(797,000)
Christopher Martin | PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Christopher Martin | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						1,423,024
Christopher Martin | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Christopher Martin | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						183,642
Christopher Martin | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						952,580
Christopher Martin | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Christopher Martin | PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ 0

[1]	The Non-CEO NEOs in the 2025 reporting year are Thomas M. Lyons, George Lista, Thomas Shara, and Ravi Vakacherla. The Non-CEO NEOs in the 2024 reporting year are Thomas M. Lyons, John Kuntz, Valerie O. Murray, Thomas Shara, and Ravi Vakacherla. The Non-CEO NEOs in the 2023 reporting year are Thomas M. Lyons, John Kuntz, Valerie O. Murray, and George Lista. The Non-CEO NEOs in the 2022 reporting year are Christopher Martin, Thomas M. Lyons, John Kuntz, and Valerie O. Murray. The Non-CEO NEOs in the 2021 reporting year are Anthony J. Labozzetta, Thomas M. Lyons, John Kuntz, and Valerie O. Murray. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid.
[2]	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P U.S. SmallCap Banks Index, which is the same peer group used by the company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the company’s Annual Report on Form 10-K for the year ended December 31, 2025.
[3]	Return on average assets is Provident’s selected measure. Values shown reflect ROAA as calculated for purposes of our executive compensation program for the applicable reporting year and may exclude unanticipated and non-recurring items of revenue or expense as determined by the Compensation Committee.
[4]	For fiscal years 2022, 2023, 2024, and 2025, this column presents the Summary Compensation Table total for President and Chief Executive Officer Anthony J. Labozzetta, following Mr. Labozzetta’s appointment as President and Chief Executive Officer effective January 1, 2022.
[5]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “Compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “Compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value or change in fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Messrs. Labozzetta and Martin’s total compensation to determine the compensation actually paid.
[6]	For fiscal year 2021, this column presents the Summary Compensation Table total for President and Chief Executive Officer, Christopher Martin.